Discontinued operations and assets and liabilities held for sale (Tables)	12 Months Ended
Mar. 31, 2021
Discontinued operations and assets and liabilities held for sale
Schedule of income statement of discontinued operations

	2021	2020	20191
	€m	€m	€m
Revenue	0	—	1,561
Cost of sales	0	—	(1,185)
Gross profit	0	—	376
Selling and distribution expenses	0	—	(92)
Administrative expenses	0	—	(134)
Operating profit	0	—	150
Financing costs	0	—	(321)
Loss before taxation	0	—	(171)
Income tax credit	0	—	56
Loss after tax of discontinued operations	0	—	(115)
Loss on sale of disposal group	0	—	(3,420)
Loss for the financial year from discontinued operations	0	—	(3,535)

Loss per share from discontinued operations	Loss per share from discontinued operations

	2021	2020	2019
	eurocents	eurocents	eurocents
– Basic	0	—	(12.80)	c
– Diluted	0	—	(12.80)	c

Schedule of total comprehensive expense for the period from discontinued operations

Total comprehensive expense for the financial year from discontinued operations

	2021	2020	2019
	€m	€m	€m
Attributable to owners of the parent	0	—	(3,535)

Note:

1	Results for the five months ended 31 August 2018 when the transaction completed.

Schedule of assets and liabilities held for sale

Assets and liabilities held for sale and the impact of the reclassification of Vodafone Egypt

The table below discloses the impacted line items only. The consolidated statement of financial position is on page 122 and has not been reproduced below in its entirety.

		As previously	Impact of Egypt
		presented	reclassification	Re-presented
	2021	2020	2020	2020
	€m	€m	€m	€m
Non-current assets
Goodwill	0	107	(107)	—
Other intangible assets	0	379	(379)	—
Property, plant and equipment	0	916	(916)	—
Investments in associates and joint ventures	1,257	(412)	—	(412)
Trade and other receivables	0	15	(15)	—
	1,257	1,005	(1,417)	(412)
Current assets
Inventory	0	13	(13)	—
Taxation recoverable	0	3	(3)	—
Trade and other receivables	0	313	(313)	—
Cash and cash equivalents	0	273	(273)	—
	0	602	(602)	—
Assets held for sale	1,257	1,607	(2,019)	(412)

Non-current liabilities
Borrowings	0	57	(57)	—
Deferred tax liabilities	0	60	(60)	—
Provisions	0	5	(5)	—
	0	122	(122)	—
Current liabilities
Borrowings	0	150	(150)	—
Taxation liabilities	0	116	(116)	—
Provisions	0	29	(29)	—
Trade and other payables	0	634	(634)	—
	0	929	(929)	—

Liabilities held for sale	0	1,051	(1,051)	—